Property, Equipment and Software, Net - Summary of property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property, Equipment and Software, Net
Property, equipment and software, gross	¥ 313,979		¥ 99,621
Less: accumulated depreciation	(73,955)		(65,743)
Property, equipment and software, net	240,024	$ 32,883	33,878
Computer and electronic equipment
Property, Equipment and Software, Net
Property, equipment and software, gross	21,529		23,003
Office furniture and equipment
Property, Equipment and Software, Net
Property, equipment and software, gross	2,363		1,451
Leasehold improvements
Property, Equipment and Software, Net
Property, equipment and software, gross	46,261		43,714
Software
Property, Equipment and Software, Net
Property, equipment and software, gross	31,022		¥ 31,453
Office buildings
Property, Equipment and Software, Net
Property, equipment and software, gross	¥ 212,804